Guarantees, commitments, pledged assets and contingencies - Uses of Pledged Assets and Collateral (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 608,948	$ 587,522
Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	608,948	587,522
Securities borrowing and lending [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	154,699	127,852
Obligations related to securities sold short [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	46,151	36,647
Obligations related to securities lent or sold under repurchase agreements [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	263,005	252,425
Securitization [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	39,687	45,440
Covered bonds [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	46,699	62,131
Derivative transactions [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	31,941	35,044
Foreign governments and central banks [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	7,314	6,456
Clearing systems, payment systems and depositories [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	3,809	6,380
Other [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 15,643	$ 15,147